Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Impairment of Intangible Assets, Finite-lived		$ 3,892
Amortization expense	$ 48,000	43,400
Computer Software, Intangible Asset [Member]
Impairment of Intangible Assets, Finite-lived	$ 0	3,900
RACO Wireless, LLC | Computer Software, Intangible Asset [Member]
Impairment of Intangible Assets, Finite-lived		$ 3,900